Document and Entity Information	12 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Current Reporting Status	Yes